Schedule of Subject to Possible Redemption (Details) - Alpha Time Acquisition Corp [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Proceeds from sale of ordinary shares				$ 69,000,000	$ 69,000,000
Proceeds from Stock Plans				(100)	(100)
Temporary Equity, Accretion to Redemption Value, Adjustment	$ 110,000		440,000	7,737,382	8,427,382
Payments for Repurchase of Common Stock			(23,302,146)
[custom:SubsequentMeasurementOfOrdinarySharesSubjectToPossibleRedemption]			2,147,535	$ 2,178,843	3,130,199
Temporary Equity, Carrying Amount, Attributable to Parent	53,347,588		53,347,588		74,062,199
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Proceeds from sale of ordinary shares					69,000,000
Proceeds from Stock Plans					(621,000)
Proceeds from Issuance of Warrants					(1,104,000)
[custom:AllocationOfOfferingCostsRelatedToRedeemableShares]					(4,770,382)
Temporary Equity, Accretion to Redemption Value, Adjustment					7,737,382
Payments for Repurchase of Common Stock			(23,302,146)
[custom:SubsequentMeasurementOfOrdinarySharesSubjectToPossibleRedemption]			2,587,535		3,820,199
Temporary Equity, Carrying Amount, Attributable to Parent	$ 53,347,588		$ 53,347,588		$ 74,062,199